UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-7696

                       IOWA PUBLIC AGENCY INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                                1415 28th Street
                           West Des Moines, Iowa 50266
               (Address of Principal Executive Offices) (Zip Code)

                     (515) 244-5426 (Registrant's Telephone
                          Numbers, Including Area Code)

                              Elizabeth Grob, Esq.
                              Ahlers & Cooney, P.C.
                           100 Court Avenue, Suite 600
                             Des Moines, Iowa 50309
                     (Name and Address of Agent for Service)

                                   Copies to:


VERA LICHTENBERGER                         JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST        CLINE, WILLIAMS, WRIGHT,
1415 28th STREET, SUITE 200                JOHNSON & OLDFATHER,LLP
WEST DES MOINES, IOWA 50266                Suite 1900, 233 S. 13TH STREET
                                           LINCOLN, NEBRASKA 68508


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Date of fiscal year end: June 30
Date of reporting period: July 1, 2006 - June 30, 2007

The Registrant owned no securities in the period for which proxies were solicited or voted.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                           Iowa Public Agency Investment Trust

By (Signature and Title)             /s/ Tom Hanafan
                                     -------------------------------------------
                                     Tom Hanafan, Chair of the Board of Trustees
                                              (Principal Executive Officer)

Date August 28, 2007